Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Ordinary Shares Previously reported	Ordinary Shares	Additional Paid in Capital Previously reported	Additional Paid in Capital	Statutory Reserve Previously reported	Statutory Reserve	Accumulated Deficit Previously reported	Accumulated Deficit Reclassification related to the deconsolidation of Chengdu in 2024	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss) Previously reported	Accumulated Other Comprehensive Income (Loss) Reclassification related to the deconsolidation of Chengdu in 2024	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Previously reported	Total
Balance at Dec. 31, 2021		$ 11,675		$ 6,845,394		$ 327,140			$ (282,791)			$ 62,903	$ (6,905)		$ 6,957,416
Balance (shares) at Dec. 31, 2021		11,675,216
Increase (Decrease) in Shareholders' Equity
Acquired noncontrolling interest									(7,048)			143	$ 6,905
Net income (loss)									(2,154,084)						(2,154,084)
Change in foreign currency translation adjustment												(101,200)			(101,200)
Balance at Dec. 31, 2022		$ 11,675		6,845,394		327,140			(2,202,990)			(52,088)			4,929,131
Balance (shares) at Dec. 31, 2022		11,675,216
Increase (Decrease) in Shareholders' Equity
Net income (loss)									(1,160,446)						(1,160,446)
Change in foreign currency translation adjustment												108,520			108,520
Balance at the end at Dec. 31, 2023		$ 11,675		6,845,394		327,140			(3,363,436)			56,432			3,877,205
Balance at the end (shares) at Dec. 31, 2023		467,009
Balance at Dec. 31, 2023		$ 11,675		6,845,394		327,140			(3,363,436)			56,432			3,877,205
Balance (shares) at Dec. 31, 2023		11,675,216
Increase (Decrease) in Shareholders' Equity
Share-based compensation May 14, 2024		$ 23		24,738											24,761
Share-based compensation May 14, 2024 (Shares)		934
Share-based compensation May 31, 2024		$ 1,176		1,492,242											1,493,418
Share-based compensation May 31, 2024 (Shares)		47,037
Net income (loss)									(1,326,011)						(1,326,011)
Change in foreign currency translation adjustment												(27,682)			(27,682)
Balance at the end at Jun. 30, 2024		$ 12,874		8,362,374		327,140			(4,689,447)			28,750			4,041,691
Balance at the end (shares) at Jun. 30, 2024		514,980
Balance at the beginning at Dec. 31, 2023		$ 11,675		6,845,394		327,140			(3,363,436)			56,432			3,877,205
Balance at the beginning (shares) at Dec. 31, 2023		467,009
Balance at Dec. 31, 2023		$ 11,675		6,845,394		327,140			(3,363,436)			56,432			3,877,205
Balance (shares) at Dec. 31, 2023		11,675,216
Increase (Decrease) in Shareholders' Equity
Share-based compensation May 14, 2024		$ 23		24,738											24,761
Share-based compensation May 14, 2024 (Shares)		23,360
Share-based compensation May 31, 2024		$ 890		1,129,359											1,130,249
Share-based compensation May 31, 2024 (Shares)		889,960
Net income (loss)									(3,189,205)						(3,189,205)
Change in foreign currency translation adjustment												(145,553)			(145,553)
Balance at the end at Dec. 31, 2024	$ 25,217	$ 25,217	$ 9,870,996	9,870,996	$ 327,140	327,140	$ (6,552,641)	$ (141,225)	(6,693,866)	$ (89,121)	$ 141,225	52,104		$ 3,581,591	$ 3,581,591
Balance at the end (shares) at Dec. 31, 2024	1,008,661	1,008,661													1,008,686
Balance at Dec. 31, 2024		$ 25,217		9,870,996		327,140			(6,552,641)			(89,121)			$ 3,581,591
Balance (shares) at Dec. 31, 2024		25,216,523
Increase (Decrease) in Shareholders' Equity
Rounding up of fractional shares resulting from the reverse stock split (in shares)		25
Deconsolidation of VIE				(2,572,437)		$ (327,140)			2,862,740			36,837
Exercise of Series A Warrants - Cash received		$ 1,500		322,500											324,000
Exercise of Series A Warrants - Cash received (Shares)		60,000
Exercise of Series A Warrants				126,180											126,180
Net income (loss)									154,412						154,412
Change in foreign currency translation adjustment												471,186			471,186
Balance at the end at Jun. 30, 2025		$ 26,717		$ 7,747,239					$ (3,676,714)			$ 560,127			$ 4,657,369
Balance at the end (shares) at Jun. 30, 2025		1,068,686													1,068,686